TAXES ON INCOME, NET	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
TAXES ON INCOME, NET
NOTE 10:-	TAXES ON INCOME, NET

a.	Israeli taxation:

1.	Tax rates applicable to the income of the Company.

Taxable income of the Company is subject to a corporate tax rate of 23% in 2025, 2024 and 2023.

2.	Measurement of taxable income in U.S. dollars:

The Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income), 1986. Accordingly, results for tax purposes are measured in terms of earnings in dollars.

3.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (the “Investment Law”):

On April 1, 2005, an amendment to the Investment Law came into effect (the “Amendment 60”) that significantly changed the provisions of the Investment Law. The Amendment 60 limits the scope of enterprises that may be approved by the Investment Center by setting criteria for the approval of a facility as a “Beneficiary Enterprise” including a provision generally requiring that at least 25% of the Beneficiary Enterprise’s income will be derived from export.

Another condition for receiving the benefits under the alternative track in respect of expansion programs pursuant to Amendment 60 is a minimum qualifying investment. The Company was eligible under the terms of minimum qualifying investment and elected 2012 as its “year of election”.

Additionally, Amendment 60 enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits. However, the Investment Law provides that terms and benefits included in any certificate of approval already granted will remain subject to the provisions of the Investment Law as they were on the date of such approval.

As of December 31, 2025, there was no taxable income attributable to the Beneficiary Enterprise.

In January 2011, another amendment to the Investment Law came into effect (the “2011 Amendment”). According to the 2011 Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company’s entire income subject to this amendment (the “Preferred Income”).

Once an election is made, the Company’s income will be subject to the amended tax rate of 16% from 2015 and thereafter (or 9% for a preferred enterprise located in development area A).

Commencing 2011 tax year, the Company can elect (without possibility of reversal) to apply the Amendment in a certain tax year and from that year and thereafter, it will be subject to the amended tax rates.

The Company adopted the 2011 Amendment in 2024. The Company did not adjust its deferred tax balances as of December 31, 2024.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2016 and 2017 Budget Years), 2016, which includes Amendment 73 to the Law (the “Amendment 73”) was published. According to Amendment 73, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2016 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

Amendment 73 also prescribes special tax tracks for technological enterprises, which are subject to rules that were issued by the Minister of Finance in May 2017. The new tax tracks under the Amendment are as follows:

Preferred Technological Enterprise (“PTE”) - an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion in a tax year. A PTE, as defined in the Law, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A - a tax rate of 7.5%). As of December 31, 2025, the Company met the PTE requirements and updated its deferred taxes assets and liabilities.
4.	Tax benefits under the law for the Encouragement of Industry (Taxes), 1969 (the “Encouragement Law”):

The Encouragement Law provides several tax benefits for industrial companies. An industrial company is defined as a company resident in Israel, at least 90% of the income of which in a given tax year exclusive of income from specified Government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

Management believes that the Company is currently qualified as an “industrial company” under the Encouragement Law and, as such, is entitled to tax benefits, including: (1) deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period; (2) the right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial companies and an industrial holding company; (3) accelerated depreciation rates on equipment and buildings; and (4) expenses related to a public offering on the Tel-Aviv Stock exchange and on recognized stock markets outside of Israel, are deductible in equal amounts over three years.

Eligibility for benefits under the Encouragement Law is not subject to receipt of prior approval from any Governmental authority. No assurance can be given that the Israeli tax authorities will agree that the Company qualifies, or, that the Company will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future.

During 2025 we received a grant from the IIA for specific “Maagad” in the amount of approximately 58% of a total budget of approximately $130. Such grant is not subject to IIA royalties.

5.	Net operating losses carryforward and capital loss:

As of December 31, 2025, Compugen Ltd.’s net operating losses carryforward for tax purposes in Israel amounted to approximately $381,400. These net operating losses may be carried forward indefinitely and may be offset against future taxable income.
b.	Non-Israeli subsidiary, Compugen USA, Inc.:

On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (the “U.S. Tax Reform” or “TCJA”); a comprehensive tax legislation that includes significant changes to the taxation of business entities. These changes include several key tax provisions that might impact the Company, among others: (i) a permanent reduction to the statutory federal corporate income tax rate from 35% to 21% effective for tax years beginning after December 31, 2017; (ii) a shift of the U.S. taxation of multinational corporations from a tax on worldwide income to a territorial system (along with certain new rules designed to prevent erosion of the U.S. income tax base - “BEAT”); (iii) establishing immediate deductions for certain new investments instead of deductions for depreciation expense over time, and modifying or repealing many business deductions and credits; and (iv) providing a permanent deduction to corporations generating revenues from non-US markets (known as a deduction for foreign derived intangible income - “FDII”).

As of December 31, 2025, Compugen USA, Inc. has net operating loss carryforward for federal income tax purposes of approximately $1,500. Approximately $300 of these losses are available to offset any future U.S. taxable income of our U.S. subsidiary and will expire in the years 2027 to 2032 and the remainder is not subject to expiration. Utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the Company’s foreign subsidiary. This is because the Company has the intent and ability to reinvest these earnings indefinitely in the foreign subsidiary and therefore those earnings are continually redeployed in those jurisdictions.

c.	Loss (income) before taxes is comprised as follows:

	Year ended December 31,
	2025	2024	2023

Domestic (Israel)	$(35,150)	$10,129	$10,164
Foreign	(247)	(420)	(380)

	$(35,397)	$9,709	$9,784

d.
Taxes on income for the years ended December 31, 2025 and 2024, represent withholding taxes on the upfront payment and the IND milestone pursuant to the Gilead license agreement, write-off of tax assets and state income taxes in the United States.

e.	Deferred taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company and Compugen USA, Inc.’s deferred tax assets are comprised of operating loss carryforward and other temporary differences. Significant components of the Company and Compugen USA, Inc. deferred tax assets are as follows:

	December 31,
	2025	2024

Deferred tax asset:
Operating loss carryforward	$46,083	$95,485
Research and development	8,170	11,779
Accrued social benefits and other	1,365	2,535
Lease liabilities	355	670
Property and equipment	-	-

Deferred tax asset before valuation allowance	55,973	110,469
Valuation allowance	(55,670)	(109,814)

Deferred tax asset after valuation allowance	303	655

Deferred tax liabilities:
Right of use assets	(303)	(655)

Deferred tax liabilities	(303)	(655)

Net deferred tax assets	$-	$-

The Company has provided full valuation allowances in respect of deferred tax assets resulting from operating loss carryforward and other temporary differences. Management currently believes that since the Company has a history of losses, it is more likely than not that the deferred tax regarding the operating loss carryforward and other temporary differences will not be realized in the foreseeable future.
f.	Reconciliation of the theoretical tax expense (benefit) to the actual tax expense (benefit):

The main reconciling items between the statutory tax rate of the Company and the effective tax rate for the years ended December 31, 2024 and 2023 are the non-recognition of tax benefits from accumulated net operating loss carryforward among the Company and Compugen USA, Inc. due to the uncertainty of the realization of such tax benefits and withholding taxes on the upfront payment and the IND milestone pursuant to the Gilead license agreement.

	Year Ended December 31, 2025
	Amount	Percent

Income (loss) before income taxes	$35,397	100%

Israel statutory tax rate	$8,141	23%
Effect of benefitted income preferred technological enterprise in Israel	(3,867)	(10.93)%
Changes in valuation allowance	(4,402)	(12.43)%
Non taxable or non deductible items	234	0.66%
Other	7	0.02%
Foreign tax effects - United States:
Statutory tax rate difference between the United States and Israel	(5)	(0.01)%
State tax change in rate	86	0.24%
Changes in valuation allowance	(155)	(0.44)%
Other	15	0.04%

Effective tax rate	$54	0.15%

Year ended
December 31, 2025
Tax paid during the year for Taxes of income
Domestic (Israel)	$54
Foreign (United States)	1
$55

g.	Tax assessments:

The Company has tax assessments through 2020 that are deemed to be final.